December 2020 Convertible Debenture and Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 Warrants on the date of issuance	6 Months Ended
Jun. 30, 2021
Series A [Member]
December 2020 Convertible Debenture and Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 Warrants on the date of issuance [Line Items]
Expected term in years	7 years
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Series B [Member]
December 2020 Convertible Debenture and Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 Warrants on the date of issuance [Line Items]
Expected term in years	2 years
Expected dividend yield	0.00%
Volatility	49.61%
Risk-free interest Rate	0.197%
Series C [Member]
December 2020 Convertible Debenture and Warrants (Details) - Schedule of assumptions used to measure the fair value of December 2020 Warrants on the date of issuance [Line Items]
Expected term in years	7 years
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%